UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     (212) 920-3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     May 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $674,835 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN COMMERCIAL LINES      COM NEW          025195207    18682   395804 sh       sole                   395804
AMERIGROUP CORP                COM              03073t102    23371  1110800 sh       sole                  1110800
AMERIPRISE FINL INC            COM              03076c106    62746  1392500 sh       sole                  1392500
ASSURED GUARANTY LTD           COM              g0585r106    17955   718200 sh       sole                   718200
BIOLASE TECHNOLOGY INC         COM              090911108     1910   200000 sh       sole                   200000
CF INDS HLDGS INC              COM              125269100     4630   272500 sh       sole                   272500
CONSECO INC                    COM NEW          208464883    32100  1293000 sh       sole                  1293000
COVANTA HLDG CORP              COM              22282e102    36357  2181000 sh       sole                  2181000
DIANA SHIPPING INC             COM              y2066g104      606    50000 sh       sole                    50000
GOLD FIELDS LTD NEW            SPONSORED ADR    38059t106    55752  2536500 sh       sole                  2536500
GRAFTECH INTL LTD              COM              384313102    35440  5809900 sh       sole                  5809900
KEYNOTE SYS INC                COM              493308100    12517  1094100 sh       sole                  1094100
LA Z BOY INC                   COM              505336107     5284   310800 sh       sole                   310800
LEAR CORP                      COM              521865105    37036  2088900 sh       sole                  2088900
LOEWS CORP                     COM              540424108    37748   373000 sh       sole                   373000
MARTHA STEWART LIVING OMNIME   CL A             573083102    10600   628800 sh       sole                   628800
MCGRAW HILL COS INC            COM              580645109    93753  1627100 sh       sole                  1627100
NOVELIS INC                    COM              67000x106    13817   671700 sh       sole                   671700
PXRE GROUP LTD                 COM              g73018106    13782  4214654 sh       sole                  4214654
RYERSON INC                    COM              78375p107    45658  1706200 sh       sole                  1706200
SCOTTISH RE GROUP LTD          ORD              g7885t104    32814  1322600 sh       sole                  1322600
SUPERIOR INDS INTL INC         COM              868168105     2420   125000 sh       sole                   125000
THOMSON                        SPONSORED ADR    885118109    19564   994600 sh       sole                   994600
USEC INC                       COM              90333e108    13662  1133800 sh       sole                  1133800
WASHINGTON MUT INC             COM              939322103    46631  1094100 sh       sole                  1094100